Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Component of Income Tax Expense
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expenses	353,218,915	285,682,721	494,121,097	70,976,055
Deferred income tax expenses	(97,672,912)	(127,952,203)	132,112,749	18,976,809

Total income tax expenses	255,546,003	157,730,518	626,233,846	89,952,864

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	307,612,727	451,009,681	64,783,487
Allowance for finance lease receivable	8,002,568	15,561,634	2,235,289
Allowance for other current assets	3,124,847	8,417,241	1,209,061
Guarantee liabilities	30,238,834	211,029,776	30,312,531
Risk assurance liabilities	—	188,154,210	27,026,661
Share-based compensation	13,849,997	27,686,642	3,976,937
Investment loss under equity method	9,200,184	10,055,140	1,444,330
Deferred revenue	5,091,787	—	—
Net operating loss carry forwards	96,242,160	69,462,422	9,977,653
Less: valuation allowance	(229,950,290)	(385,481,892)	(55,371,009)

Total non-current deferred tax assets net of valuation allowance	243,412,814	595,894,854	85,594,940

Net non-current deferred tax assets	243,412,814	290,284,829	41,696,807

Non-current deferred tax liabilities
Contract assets	—	(411,735,303)	(59,142,076)
Uncollected revenue	—	(72,859,486)	(10,465,610)
Total non-current deferred tax liabilities	—	(484,594,789)	(69,607,686)
Net non-current deferred tax liabilities	—	(178,984,764)	(25,709,553)

Summary of Reconciliation of Income Taxes Expense
Reconciliation between the income taxes expense computed by applying the PRC tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Profit before income tax	2,420,004,823	2,649,046,731	3,890,521,771	558,838,486
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	605,001,206	662,261,683	972,630,443	139,709,622
Effect of different tax rates	(367,422,131)	(574,131,524)	(552,951,519)	(79,426,516)
Exempt income	(2,064,183)	(2,720,020)	(1,625,772)	(233,528)
Expenses not deductible for tax purposes	4,298,559	27,662,307	4,446,637	638,719
Adjustment on current income tax of the previous periods	—	(16,309,757)	2,453,713	352,454
Financial subsidy	(32,929,930)	(31,810,061)	—	—
Deferred only adjustment	—	—	72,206,605	10,371,830
Research and development super-deduction	—	—	(14,587,649)	(2,095,385)
Tax rate change	—	5,200,618	(11,870,214)	(1,705,049)
Changes in valuation allowance	48,662,482	87,577,272	155,531,602	22,340,717

Income tax expenses	255,546,003	157,730,518	626,233,846	89,952,864

Schedule of Unrecognized Tax Benefits	A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	74,169,005	54,637,111	7,848,130
Decreases	(74,169,005)	(54,637,111)	(7,848,130)

Balance at end of the year	—	—	—